Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 28, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Additions	$ 0	$ 29
Goodwill, Adjustments	$ 0